Basis of preparation - Reclassification of comparative balances - Consolidated Statements of Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Founder's royalty option	$ 0	$ (4,892)
Stock-based compensation	(46,990)	(111,580)
Operating loss before financial results and income taxes	(21,634)	(134,126)
Loss before income tax and social contribution	(31,527)	(127,210)
Net loss for the year	$ (38,246)	$ (127,210)